Share-based Payment - Additional Information (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2023 MXN ($) Option	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($) Option	Dec. 31, 2023 Option $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shared-based payment | $	[1]	$ 384,566	$ 303,789	$ 142,123
Selling, General and Administrative Expense
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shared-based payment | $		$ 384,566	$ 303,789	$ 142,123
Common Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		5 years
Initial vesting period		2 years
Initial incentive percentage		25.00%
Remaining incentive percentage		25.00%
Remaining vesting period		3 years
Common option expected dividend yield		0.00%
Vesting period description		The payment will be in equity in the 5 years following the grant date, with an initial vesting period of 2 years to obtain 25% of the incentive. Thereafter, the vesting period will be annually, at 25% through the remaining 3 years. If the employee ceases to provide services for the Company from the date on which the benefits in shares were vested, they automatically lose the right to the unvested option.
Vesting period of share options		5 years
Weighted average strike prices of share options | $ / shares					$ 18.07	$ 14.07	$ 9.1
Weighted average remaining contractual term		25 years	22 years	22 years 6 months
Shared-based payment | $		$ 244,352	$ 152,113	$ 24,892
Common Options | Exercised Prices Under The Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of common share options | Option					0
Exit options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average strike prices of share options | $ / shares					$ 10.28	$ 10.28	$ 10.28
Weighted average remaining contractual term		27 years	29 years	29 years
Shared-based payment | $		$ 140,214	$ 151,676	$ 117,231
Number of par value under employee option plan | $ / shares					0.01
Number of outstanding options granted | Option		126,664		300,000
Exit options | Exercised Prices Under The Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options, exercised | Option		0
Exit options | Class C Share Capital
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of par value under employee option plan | $ / shares					$ 0.01

[1]	The share-based payment in 2023, 2022 and 2021 were comprised of Ps.244,352, Ps.152,113 and Ps.24,892, respectively, in respect of options granted under the Plan and Ps.140,214, Ps.151,676 and Ps.117,231 , respectively, in respect of Exit Options.